Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Shedule of Fair Value of Investments Held in Trust Account
The carrying value, excluding gross unrealized holding (gain) loss, and fair value of held to maturity securities as of December 31, 2022 are as follows:

	Carrying Value as of December 31, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
Cash	$1,034	$—	$—	$1,034
U.S. Treasury Bills	194,223,748	43,626	—	194,267,374
	$194,224,782	$43,626	$—	$194,268,408
The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value as of December 31, 2023
Cash	$1,406
U.S. Treasury Bills	10,872,000
$10,873,406

Schedule of Basic and Diluted Net Income Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each category of common stock:

	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$562,049	$599,861	$5,627,425	$1,540,313
Denominator:
Weighted-average shares outstanding	4,866,356	5,193,750	18,975,000	5,193,750
Basic and diluted net income per share	$0.12	$0.12	$0.30	$0.30

Schedule of Consolidated Balance Sheet
As of December 31, 2023 and 2022, the amount of public common stock reflected on the consolidated balance sheets is reconciled in the following table:

Gross proceeds	$189,750,000
Less:
Proceeds allocated to Public Warrants	(4,204,248)
Common stock issuance costs	(7,701,178)
Plus:
Accretion of redeemable common stock	15,680,910
Contingently redeemable common stock, December 31, 2022	193,525,484
Less:
Partial redemption	(186,410,914)
Plus:
Accretion of redeemable common stock	2,137,638
Contingently redeemable common stock, December 31, 2023	$9,252,208